Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 1,906	€ 636
Other assets	639	0
Total	€ 2,545	€ 636